Segments - Summary of Company's Assets by Reportable Segment (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 685,666	$ 699,177	$ 601,982
Unallocated [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	126,471	132,392	6,762
Franchise [Member] | Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	214,464	206,997	216,985
Corporate-owned Stores [Member] | Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	151,470	151,620	157,868
Equipment [Member] | Operating Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 193,261	$ 208,168	$ 220,367